MARKETABLE SECURITIES (Summary of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the year	$ 21,652	$ 40,966
Additions	6,716	32,322	$ 38,702
Sale or maturity	(26,784)	(51,498)	(54,333)
Changes in fair value during the year	125	(138)
Balance at end of the year	$ 1,709	$ 21,652	$ 40,966